Employee benefits (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Detailed Information About Employee Benefit Plans [Line Items]
Employee benefits expense		₨ 33,562	₨ 32,149	₨ 31,069
Provident Fund Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans		₨ 740	735	682
Contributions to Plan By Plan Participants Defined Contributions Plan (Percentage)		12.00%
Superannuation Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans		₨ 84	88	79
US 401kretirement savings Plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions		213	212	231
UK social securiy plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions		148	135	₨ 134
Compensated Absences [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities Defined Contribution Plan		₨ 1,089	₨ 1,093
Industrias Quimicas Falcon de Mexico Pension plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 36
Parent Company Gratuity plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	₨ 26